FINANCING AND LOANS - Composition of loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCING AND LOANS
FEES CURRENT Avg Rate	6.40%	7.94%
PRINCIPAL CURRENT	R$ 12,066,912	R$ 5,886,141
PRINCIPAL NON CURRENT	42,305,886	39,235,650
Financing and Loans
FINANCING AND LOANS
FEES CURRENT Value	369,254	671,415
PRINCIPAL CURRENT	11,697,658	5,214,725
PRINCIPAL NON CURRENT	42,305,886	39,235,650
Foreign Currency
FINANCING AND LOANS
FEES CURRENT Value	217,977	188,802
PRINCIPAL CURRENT	4,197,154	467,736
PRINCIPAL NON CURRENT	8,192,780	R$ 10,755,792
Foreign currency excluding bonus and other
FINANCING AND LOANS
FEES CURRENT Value	7,280
PRINCIPAL CURRENT	322,354
PRINCIPAL NON CURRENT	R$ 1,411,880
Inter-American Development Bank (IADB)
FINANCING AND LOANS
FEES CURRENT Avg Rate	4.95%	4.98%
FEES CURRENT Value	R$ 570	R$ 686
PRINCIPAL CURRENT	29,251	55,746
PRINCIPAL NON CURRENT	R$ 351,011	R$ 324,638
Corporacin Andino de Fomento (CAF)
FINANCING AND LOANS
FEES CURRENT Avg Rate	10.21%	3.61%
FEES CURRENT Value	R$ 3,263	R$ 3,216
PRINCIPAL CURRENT	142,894	121,992
PRINCIPAL NON CURRENT	R$ 142,894	R$ 243,984
Kreditanstalt fur Wiederaufbau (KFW)
FINANCING AND LOANS
FEES CURRENT Avg Rate	2.00%	2.47%
FEES CURRENT Value	R$ 18	R$ 17
PRINCIPAL CURRENT	14,107	11,329
PRINCIPAL NON CURRENT	R$ 230,582	R$ 218,798
Eximbank
FINANCING AND LOANS
FEES CURRENT Avg Rate		2.00%
FEES CURRENT Value		R$ 152
PRINCIPAL CURRENT		R$ 32,256
BNP Paribas
FINANCING AND LOANS
FEES CURRENT Avg Rate	3.63%	2.18%
FEES CURRENT Value	R$ 452	R$ 310
PRINCIPAL CURRENT	136,102	116,194
PRINCIPAL NON CURRENT	R$ 272,205	R$ 348,580
BIRD 7884
FINANCING AND LOANS
FEES CURRENT Avg Rate	2.41%	2.35%
FEES CURRENT Value	R$ 2,977	R$ 4,543
PRINCIPAL CURRENT		130,219
PRINCIPAL NON CURRENT	415,187	521,219
Other
FINANCING AND LOANS
FEES CURRENT Value		8,925
PRINCIPAL CURRENT		467,736
PRINCIPAL NON CURRENT		1,657,219
Bonus
FINANCING AND LOANS
FEES CURRENT Value	210,697	179,877
PRINCIPAL CURRENT	3,874,800
PRINCIPAL NON CURRENT	R$ 6,780,900	R$ 9,097,000
Expires 10/27/2021
FINANCING AND LOANS
FEES CURRENT Avg Rate	5.75%	5.75%
FEES CURRENT Value	R$ 80,456	R$ 68,687
PRINCIPAL NON CURRENT	R$ 6,780,900	R$ 5,789,000
Expires 07/30/2019
FINANCING AND LOANS
FEES CURRENT Avg Rate	6.88%	6.88%
FEES CURRENT Value	R$ 130,241	R$ 111,190
PRINCIPAL CURRENT	3,874,800
PRINCIPAL NON CURRENT		3,308,000
LLOYDS
FINANCING AND LOANS
PRINCIPAL NON CURRENT		1,573
National Currency
FINANCING AND LOANS
FEES CURRENT Value	151,277	482,615
PRINCIPAL CURRENT	7,500,504	4,746,989
PRINCIPAL NON CURRENT	R$ 34,113,106	R$ 28,479,858
Global Reversion Reserve (RGR)
FINANCING AND LOANS
FEES CURRENT Avg Rate	5.00%	9.40%
PRINCIPAL CURRENT	R$ 596,692
PRINCIPAL NON CURRENT	R$ 5,206,155	R$ 7,420,021
FIDC
FINANCING AND LOANS
FEES CURRENT Avg Rate	20.00%
FEES CURRENT Value	R$ 1,346	1,421
PRINCIPAL CURRENT	135,836
PRINCIPAL NON CURRENT	R$ 535,310	R$ 664,980
Banco do Brasil
FINANCING AND LOANS
FEES CURRENT Avg Rate	7.65%	8.82%
FEES CURRENT Value	R$ 26,669	R$ 25,560
PRINCIPAL CURRENT	1,112,049	1,644,455
PRINCIPAL NON CURRENT	R$ 3,558,253	R$ 3,514,081
Caixa Economica Federal
FINANCING AND LOANS
FEES CURRENT Avg Rate	7.65%	8.82%
FEES CURRENT Value	R$ 68,351	R$ 116,653
PRINCIPAL CURRENT	1,374,042	1,693,531
PRINCIPAL NON CURRENT	R$ 6,136,728	R$ 7,510,100
BNDES
FINANCING AND LOANS
FEES CURRENT Avg Rate	9.25%	9.50%
FEES CURRENT Value	R$ 25,749	R$ 301,461
PRINCIPAL CURRENT	506,748	932,038
PRINCIPAL NON CURRENT	R$ 6,062,908	R$ 7,504,657
Petrobras
FINANCING AND LOANS
FEES CURRENT Avg Rate	6.40%
FEES CURRENT Value	R$ 13,194
PRINCIPAL CURRENT	2,898,738
PRINCIPAL NON CURRENT	R$ 10,246,074
BR Distribuidora
FINANCING AND LOANS
FEES CURRENT Avg Rate	7.98%
FEES CURRENT Value	R$ 346
PRINCIPAL CURRENT	424,046
PRINCIPAL NON CURRENT	622,829
Banco da Amaznia
FINANCING AND LOANS
FEES CURRENT Avg Rate		125.00%
FEES CURRENT Value		R$ 11,124
PRINCIPAL CURRENT		127,271
PRINCIPAL NON CURRENT		427,643
Santander
FINANCING AND LOANS
FEES CURRENT Value		109
PRINCIPAL CURRENT		25,590
PRINCIPAL NON CURRENT		124,410
State Grid
FINANCING AND LOANS
FEES CURRENT Value		14,203
PRINCIPAL NON CURRENT		687,857
Other Financial Institutions
FINANCING AND LOANS
FEES CURRENT Value	15,622	12,084
PRINCIPAL CURRENT	452,353	324,104
PRINCIPAL NON CURRENT	R$ 1,744,848	R$ 626,109
CDI (Interbank Deposit Certificate) | FIDC
FINANCING AND LOANS
FEES CURRENT Avg Rate	20.00%	20.00%
CDI (Interbank Deposit Certificate) | Banco da Amaznia
FINANCING AND LOANS
FEES CURRENT Avg Rate		125.00%
CDI (Interbank Deposit Certificate) | Santander
FINANCING AND LOANS
FEES CURRENT Avg Rate		25.00%